CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income/(loss)		$ 5,058	$ 8,829	$ 11,904
Actuarial gains/(losses) on defined benefit pension plans		162	1,028	(276)
Income tax effect on income and expenses recognised in OCI	[1]	(29)	(239)	66
Items that will not be reclassified to the Consolidated statement of income		133	790	(211)
Foreign currency translation effects		2,466	(1,943)	(587)
Share of OCI from equity accounted investments		51	(42)	(113)
Items that may subsequently be reclassified to the Consolidated statement of income		2,517	(1,985)	(701)
Other comprehensive income/(loss)		2,650	(1,196)	(911)
Total comprehensive income/(loss)		7,708	7,633	10,992
Attributable to the shareholders of the company		7,693	7,611	10,974
Attributable to non-controlling interests		$ 15	$ 23	$ 19

[1]	1) Other Comprehensive Income (OCI).